Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Parenthetical) (Detail)
$ in Millions
	12 Months Ended
	Dec. 31, 2020 USD ($) Exchange_Rates	Dec. 31, 2019 USD ($) Exchange_Rates	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Funding from environmental trust funds	$ 79.3	$ 69.5	$ 60.8
Notional amount	1,200.0
South Africa and Ghana [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Funding from environmental trust funds	$ 79.3	69.5
US $1 Billion Notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	4.875
Notional amount	$ 1,000.0	1,000.0
US$500 million 5-year notes issue (the 5-year notes) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	5.125
Notional amount		500.0
US$500 million 10-year notes issue (the 10-year notes) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	6.125
Notional amount	$ 500.0	$ 500.0
Closing foreign exchange rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Foreign exchange rate | Exchange_Rates	14.69	14.00
Liquidity Risk [Member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description		Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 0.14388% (2019: 1.7625%
Borrowings adjustment to interest rate	0.14388%	1.7625%
Liquidity Risk [Member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings interest rate description	Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement: 0.06% (2019: 0.92%)
Borrowings adjustment to interest rate	0.06%	0.92%